ORGANIZATION AND BASIS OF PRESENTATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated Affiliated Entities USD ($)	Dec. 31, 2012 Consolidated Affiliated Entities CNY	Dec. 31, 2011 Consolidated Affiliated Entities CNY	Dec. 31, 2010 Consolidated Affiliated Entities CNY	Dec. 31, 2012 Consolidated Affiliated Entities USD ($)	Dec. 31, 2012 Consolidated Affiliated Entities CNY	Dec. 31, 2011 Consolidated Affiliated Entities CNY
Assets and liabilities of Consolidated Affiliated Entities
Current	$ 770,888	4,802,715	4,147,780		$ 222,386	1,385,485	565,584
Non-current	961,520	5,990,359	527,778		186,877	1,164,261	279,038
TOTAL ASSETS					409,263	2,549,746	844,622
Current	191,373	1,192,275	462,999		160,957	1,002,775	348,751
Non-current	39,153	243,926	7,382		35,986	224,198
Total liabilities					196,943	1,226,973	348,751
Financial performance of the Consolidated Affiliated Entities
Net revenues	288,210	1,795,575	897,624	387,097	313,097	1,950,624	889,144	387,097
Net income (loss)	(68,057)	(424,003)	(172,104)	(204,684)	68,477	426,618	81,166	(93,664)
Restricted cash	1,445	9,003							1,445	9,003
Amount of pledge or collateralization of the VIEs' assets						0